Affiliate Transactions - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended						84 Months Ended	144 Months Ended	150 Months Ended	1 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended				12 Months Ended												1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008 AUD	Dec. 31, 2007 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Feb. 20, 2013 Subsequent Event USD ($)	Jan. 16, 2013 Subsequent Event USD ($)	Jun. 30, 2013 Subsequent Event USD ($)	Dec. 31, 2011 AXIS Consultants Pty Ltd AUD	Jun. 30, 2013 AXIS Consultants Pty Ltd AUD	Jun. 30, 2012 AXIS Consultants Pty Ltd AUD	Dec. 31, 2012 AXIS Consultants Pty Ltd USD ($)	Dec. 31, 2012 AXIS Consultants Pty Ltd AUD	Dec. 31, 2011 AXIS Consultants Pty Ltd AUD	Sep. 30, 2011 AXIS Consultants Pty Ltd AUD	Dec. 31, 2012 AXIS Consultants Pty Ltd Minimum	Dec. 31, 2012 AXIS Consultants Pty Ltd Maximum	Jun. 30, 2013 AXIS Consultants Pty Ltd Management & Administration AUD	Dec. 31, 2012 AXIS Consultants Pty Ltd Management & Administration USD ($)	Dec. 31, 2012 AXIS Consultants Pty Ltd Management & Administration AUD	Jun. 30, 2012 AXIS Consultants Pty Ltd Management & Administration AUD	Dec. 31, 2011 AXIS Consultants Pty Ltd Management & Administration AUD	Jun. 30, 2013 AXIS Consultants Pty Ltd Exploration Agreement AUD	Dec. 31, 2012 AXIS Consultants Pty Ltd Exploration Agreement USD ($)	Dec. 31, 2012 AXIS Consultants Pty Ltd Exploration Agreement AUD	Jun. 30, 2012 AXIS Consultants Pty Ltd Exploration Agreement AUD	Dec. 31, 2011 AXIS Consultants Pty Ltd Exploration Agreement AUD	Jan. 31, 2012 Merlin Diamonds Ltd	Dec. 31, 2012 Merlin Diamonds Ltd USD ($)	Dec. 31, 2012 Merlin Diamonds Ltd AUD	Jun. 30, 2013 Merlin Diamonds Ltd AUD	Dec. 31, 2011 Merlin Diamonds Ltd AUD	Jan. 31, 2012 Merlin Diamonds Ltd December 14, 2012 USD ($)	Jan. 31, 2012 Merlin Diamonds Ltd December 14, 2012 AUD	Dec. 31, 2012 Merlin Diamonds Ltd December 14, 2012	Dec. 31, 2012 Merlin Diamonds Ltd December 31, 2012 USD ($)	Dec. 31, 2012 Merlin Diamonds Ltd December 31, 2012 AUD	Mar. 15, 2013 Merlin Diamonds Ltd Subsequent Event	Jun. 28, 2012 Merlin Diamonds Ltd Private Placement December 14, 2012 USD ($)	Jun. 28, 2012 Merlin Diamonds Ltd Private Placement December 14, 2012 AUD	Jun. 30, 2013 Edinox Pty Ltd AUD	Dec. 31, 2012 Edinox Pty Ltd USD ($)	Dec. 31, 2012 Edinox Pty Ltd AUD	Dec. 31, 2011 Edinox Pty Ltd AUD	Jun. 30, 2013 Edinox Pty Ltd Minimum	Dec. 31, 2011 Edinox Pty Ltd Minimum	Jun. 30, 2013 Edinox Pty Ltd Maximum	Dec. 31, 2011 Edinox Pty Ltd Maximum	Dec. 31, 2012 Top End Uranium Ltd USD ($)	Dec. 31, 2012 Top End Uranium Ltd AUD	Dec. 31, 2012 Northern Capital Resources Corp AUD	Dec. 31, 2011 Northern Capital Resources Corp USD ($)
Related Party Transaction [Line Items]
Percentage of equity interests held																9.09%		9.09%	9.09%
Cost of Investment in AXIS																1			1
Amount charged by related party for services rendered																								1,215,000	6,433,000	6,202,000	3,312,000	5,939,000	668,000	3,136,000	3,023,000	1,736,000	7,228,000
Amount paid by the company for charges																3,617,000	3,941,000	8,016,000	7,728,000	17,697,000
Amount repaid by related party																2,813,000	140,000	949,000	915,000
Adjustment to the provision																434,000	1,270,000	2,427,000	2,340,000
Provision for doubtful receivable															6,800,000					6,839,000
Non-current assets - advances to affiliate			395,000	381,000	708,000					381,000					645,000	2,870,000	645,000	669,000	645,000	645,000																																						63,000
Interest income from related party			75,000	72,000	136,000					513,000	441,000					0		75,000	72,000	136,000
Ownership interest		0.28%									0.28%																										0.28%	50.69%																	31.14%	31.14%	31.50%	31.50%
Amount due from affiliate																			4,499,000																		4,000
Advance received from related party										7,000	7,000																																							2,264,000
Amounts due to affiliates			2,348,000	2,264,000	2,295,000					2,264,000																																						2,348,000	2,264,000	2,295,000
Interest charged to related party																				11.19%		9.84%	10.24%																												4.74%	4.92%	5.14%	6.32%
Interest charged by related party																																															28,000	177,000	171,000	31,000
Third party majority shareholder percentage																		72.73%	72.73%
Other receivables															7,484,000					7,484,000	6,740,000
Shares issued, shares	142,500,000	142,500,000	22,640,725	22,640,725	7,572	66,282		42,000,000	65,582,358			45,000,000	150,000,000	52,500,000																									3,656,000	3,656,000	9,000,000	43,000,000	43,000,000		12,071,221	12,071,221
Shares issued, value	7,500,000	7,125,000		2,255,726				110,028,293	29,761,285			2,250,000	7,500,000	2,625,000																									602,000	580,000		9,367,000	9,030,000		2,746,000	2,647,000
Options exercised						1,000,000	18,000	1,522,358	89,442,267																									3,656,000
Additional shares acquired																																			165,000	165,000
Cost of acquiring additional shares																																			33,000	32,000
Ownership interest after including dilutive effect of shares issued																																			41.95%	41.95%								33.84%
Shares price per share																																											0.21
Due from related party																																			12,000	12,000		45,000
Current assets - advances to affiliates			481,000	464,000						464,000																																													207,000	200,000
Repayment of loan																																																$ 208,000	201,000